2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash and cash equivalents 2012	$ 91	$ 97